Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Non-current assets
Tangible assets	$ 3,478	$ 3,742	$ 4,105
Intangible assets	131	138	150
Investments in associates and joint ventures	1,504	1,507	1,464
Other investments	150	131	139
Inventories	91	100	87
Trade, other receivables and other assets	73	67	35
Deferred taxation	5	4	5
Cash restricted for use	34	37	37
Total Non-current assets	5,466	5,726	6,022
Current Assets
Other investments	6	7	7
Inventories	646	683	681
Trade, other receivables and other assets	252	222	287
Cash restricted for use	19	28	19
Cash and cash equivalents	215	205	164
Current assets other than non-current assets held for sale	1,138	1,145	1,158
Non current assets held for sale	0	348	0
Total Current assets	1,138	1,493	1,158
Total assets	6,604	7,219	7,180
EQUITY AND LIABILITIES
Share capital and premium	7,157	7,134	7,124
Accumulated losses and other reserves	(4,552)	(4,471)	(4,522)
Shareholders' equity	2,605	2,663	2,602
Non-controlling interests	36	41	31
Total equity	2,641	2,704	2,633
Non-current liabilities
Borrowings	2,004	2,230	2,312
Environmental rehabilitation and other provisions	868	942	944
Provision for pension and post-retirement benefits	111	122	125
Trade, other payables and deferred income	2	3	7
Deferred taxation	359	363	423
Total Non-current liabilities	3,344	3,660	3,811
Current liabilities
Borrowings	47	38	54
Trade, other payables, deferred income and provisions	536	638	628
Taxation	36	53	54
Current liabilities	619	729	736
Non current liabilities held for sale	0	126	0
Total Current liabilities	619	855	736
Total liabilities	3,963	4,515	4,547
Total equity and liabilities	$ 6,604	$ 7,219	$ 7,180